UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND

Semi-Annual Report

October 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent at 1-877-770-7717 or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact the transfer agent at 1-877-770-7717 or your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Variant Alternative Income Fund

Table of Contents
October 31, 2020 (Unaudited)

Schedule of Investments	2-5
Portfolio Allocation	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Shareholders’ Equity	9
Statement of Cash Flows	10
Financial Highlights	11-12
Notes to Financial Statements	13-27
Other Information	28-29

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Alternative Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2020 (Unaudited)

Investments in private investment companies — 35.0%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Litigation Finance
Series 4 - Virage Capital Partners LP (a)	9/1/2018	$1,256,910	$1,689,458	0.3%
Series 6 - Virage Capital Partners LP (a)	10/31/2019	16,000,000	16,884,543	3.0
Virage Recovery Fund LP	8/6/2019	14,225,759	14,982,499	2.7
		31,482,669	33,556,500	6.0
Portfolio Finance
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary	4/25/2018	834,259	966,855	0.2
Crestline Praeter, L.P. - Zoom	12/26/2019	1,014,851	1,121,764	0.2
		1,849,110	2,088,619	0.4
Real Estate Debt
Bay Point Capital Partners II, LP	7/2/2019	16,000,000	17,338,135	3.1
Oak Harbor Capital NPL VII, LLC (a)	3/1/2019	10,850,206	11,714,184	2.1
		26,850,206	29,052,319	5.2
Real Estate Equity
Montreux Healthcare Fund PLC (a)	2/1/2018	33,617,962	36,680,094	6.6
Prime Storage Fund II (Cayman), LP	11/20/2017	1,323,844	1,245,094	0.2
		34,941,806	37,925,188	6.8
Royalties
Primary Wave Music IP Fund 1, LP	11/8/2017	1,505,909	1,502,596	0.3
Secondaries
Armadillo Financial Fund LP	12/28/2018	129,057	86,698	0.0
Blackrock Special Credit Opportunities, L.P. - Series C and Subsidiary - Series C (a)	6/29/2018	235,316	294,101	0.1
Marathon Structured Product Strategies Fund, LP (a)	5/16/2019	958,876	1,066,581	0.2
North Haven Offshore Infrastructure Partners A L.P.	7/18/2019	1,566,729	1,615,717	0.3
PWP Asset Based Income ASP Fund	3/29/2019	916,560	990,399	0.2
Thor Urban Property Fund II Liquidating Trust	12/30/2019	5,854,744	3,410,011	0.6
		9,661,282	7,463,507	1.3
Specialty Finance
Blue Elephant Financing Fund I, L.P.	3/29/2019	2,090,823	1,911,544	0.3
CoVenture Credit Opportunities Partners Fund LP (a)	2/28/2020	1,937,015	1,956,686	0.4
CoVenture No. 1 Credit Opportunity Fund LP (a)	12/12/2019	1,000,000	1,012,220	0.2
CoVenture Vantage Credit Opportunities Fund LP	9/3/2020	1,749,060	1,777,532	0.3
DelGatto Diamond Finance Fund QP, LP	10/31/2019	11,250,000	12,032,914	2.2
Highcrest Private Credit Income Fund, L.P. (a)	10/31/2018	2,821,148	3,885,875	0.7
Highcrest Private Credit Income Fund, L.P. - Set Aside Account	6/19/2020	2,781,521	2,781,521	0.5
Leaf II SPC (a) (b) (c) (d)	11/28/2018	85,252	85,251	0.0
OHP II LP (a)	3/7/2019	9,000,000	8,928,311	1.6
Turning Rock Fund I LP	11/29/2019	5,738,701	6,303,248	1.1
		38,453,520	40,675,102	7.3
Transportation Finance
Aero Capital Solutions Fund, LP (a)	1/17/2019	2,532,890	2,887,987	0.5
Aero Capital Solutions Fund II, LP (a)	9/16/2019	33,116,898	32,051,106	5.8
American Rivers Fund, LLC (a)	5/1/2019	6,198,115	6,231,279	1.1
Hudson Transport Real Asset Fund LP (a)	9/1/2018	1,494,330	1,501,734	0.3
		43,342,233	42,672,106	7.7
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC	10/3/2017	1,571,870	265,223	0.0

Total investments in private investment companies		189,658,605	195,201,160	35.0

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2020 (Unaudited) (continued)

Investments in senior credit facilities — 41.6%	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Litigation Finance
Kerberos Capital Management and SPV I, 17.0%, due 9/11/2024 (a) (b)	12/29/2018	$38,075,591	$38,354,430	6.9%
Kerberos Capital Management and SPV - Luckett, 19.0%, due 9/11/2024 (a) (b)	1/29/2020	8,142,200	8,282,200	1.5
Pier Asset Management LLC (a) (b)	8/4/2020	3,465,000	3,500,000	0.6
		49,682,791	50,136,630	9.0
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2021 (a) (b)	10/2/2018	2,000,000	2,000,000	0.4
Fairway LOC, 7.0%, due 5/7/2021 (a) (b)	11/29/2019	3,000,000	3,000,000	0.5
Stage Point Credit Facility, 7.0%, due 5/31/2022 (a) (b)	5/21/2019	6,300,000	6,300,000	1.1
		11,300,000	11,300,000	2.0
Real Estate Equity
Homelight Homes Real Estate, LLC (a) (b) (d)	10/8/2020	8,425,331	8,425,331	1.5
Royalties
ARC Credit Facility, 13.0%, due 9/25/2021 (a) (b)	9/26/2019	15,656,776	15,854,925	2.9
Specialty Finance
5 Core Capital LLC (a) (b)	10/28/2020	750,000	750,000	0.1
Accial Capital Management LLC (a) (b)	9/9/2020	2,075,000	2,075,000	0.4
Art Money Convertible Note, 8.0%, due 12/9/2021 (a) (b)	12/9/2019	435,000	435,000	0.1
Art Money U.S., Inc., 11.0%, due 6/8/2021 (a) (b)	6/12/2018	2,500,000	2,500,000	0.4
Bandon River Credit Facility, 12.0%, due 2/9/2023 (a) (b)	2/10/2020	8,968,000	8,968,000	1.6
Coromandel Credit Facility, 12.0%, due 1/7/2022 (a) (b)	1/13/2020	18,197,500	18,197,500	3.3
Lambda School II SPV LLC (a) (b)	10/19/2020	3,135,000	3,135,000	0.6
Old Hill Art Co-Investment, 8.15%, due 9/5/2021 (a) (b)	1/14/2020	4,180,145	4,180,145	0.8
Old Hill Co-Investment, 13.12%, due 10/25/2021 (a) (b) (c)	9/17/2019	1,680,693	1,680,693	0.3
P2B Investor Incorporated, 13.5% + 1 month LIBOR, due 12/31/2020 (a) (b) (c)	5/29/2018	2,185,623	1,557,475	0.3
P2Bi Utility Funding Facility, 14.0%, due 9/30/2021 (a) (b)	12/11/2019	750,000	750,000	0.1
PatientFi Credit Facility (a) (b)	7/31/2020	3,045,000	3,045,000	0.5
PFF LLC, 10.0% (a) (b)	5/1/2020	5,413,792	5,383,205	1.0
RKB Bridge Solutions Credit Facility, 7.0%, due 12/10/2020 (a) (b)	12/13/2019	1,500,000	1,500,000	0.3
RKB Energy Solutions, LLC, 10.5%, due 4/29/2021 (a) (b)	4/29/2019	366,330	366,330	0.1
Salaryo Credit Facility, 12.0%, due 12/19/2022 (a) (b)	1/30/2020	1,626,749	1,626,749	0.3
Shinnecock - Haring/Condo, 9.0%, due 9/21/2021 (a) (b)	9/30/2019	1,081,481	998,881	0.2
Shinnecock - O’Keeffe, 8.68%, due 2/12/2021 (a) (b)	2/13/2020	2,250,000	2,250,000	0.4
Shinnecock - Procacini (a) (b)	8/26/2020	2,512,000	2,260,800	0.4
Star Strong Capital, 12%, due 8/5/2021 (a) (b)	8/9/2019	5,293,500	5,188,500	0.9
Upper90 SPV Loan, 11.0%, due 12/31/2021 (a) (b)	11/27/2019	7,500,000	7,500,000	1.3
		75,445,813	74,348,278	13.4
Trade Finance
CTI HTB 1 (a) (b)	10/1/2020	8,350,000	8,350,000	1.5
CTI SEMITSU Superieur 1 (a) (b)	10/2/2020	7,750,000	7,750,000	1.4
CTI SEMITSU VGlove 1 (a) (b)	10/2/2020	7,650,000	7,650,000	1.4
CTI Trade Finance #6 (a) (b)	9/9/2020	2,657,000	2,657,000	0.5
CTI TRU GRIT 2 (a) (b)	9/22/2020	1,400,000	1,400,000	0.2
CTI TRU GRIT 3 (a) (b)	9/30/2020	1,700,000	1,700,000	0.3
CTI TRU GRIT 4 (a) (b)	10/7/2020	1,860,000	1,860,000	0.3
Drip Trade Finance Series 2020-L (a) (b)	7/30/2020	1,000,000	1,000,000	0.2
Drip Trade Finance Series 2020-P (a) (b)	8/28/2020	2,000,000	2,000,000	0.3
Drip Trade Finance Series 2020-W (a) (b)	10/30/2020	1,000,000	1,000,000	0.2
		35,367,000	35,367,000	6.3

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2020 (Unaudited) (continued)

Investments in senior credit facilities — 41.6%	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Transportation Finance
Old Hill Signet Co-Investment, 10.5%, due 7/11/2022 (a) (b) (c)	3/2/2020	$4,768,099	$4,768,099	0.9%
Warehouse Facilities
Chapford Warehouse Credit Facility 1, 7.0%, due 12/4/2020 (a) (b)	12/4/2019	567,514	592,514	0.1
Edly WH Credit Facility, 12%, due 9/30/2023 (a) (b)	10/9/2019	6,563,192	6,563,192	1.2
Lendable Warehouse Facility (a) (b) (c)	7/31/2020	20,133,750	20,136,469	3.6
Patch Pier Funding LLC (a) (b)	10/19/2020	4,000,000	4,000,000	0.7
		31,264,456	31,292,175	5.6
Total investments in senior credit facilities		231,910,266	231,492,438	41.6

Investments in special purpose vehicles — 4.4%		Cost
Litigation Finance
YS CF LawFF VII LLC (a)	4/5/2018	500,000	633,431	0.1
Real Estate Debt
Monticello Funding, LLC Series BTH-3	7/1/2018	119,612	120,873	0.0
Monticello Funding, LLC Series BTH-11	9/13/2018	250,000	252,640	0.0
Monticello Funding, LLC Series BTH-13	8/10/2018	156,000	157,644	0.0
Monticello Funding, LLC Series BTH-16	7/31/2018	250,000	252,635	0.0
Monticello Funding, LLC Series BTH-20	9/18/2018	0	13,503	0.0
Monticello Funding, LLC Series BTH-25	2/12/2019	300,000	303,156	0.1
Monticello Funding, LLC Series BTH-30	6/25/2019	200,000	202,108	0.0
Monticello Funding, LLC Series BTH-31	5/29/2019	300,000	303,162	0.1
Monticello Funding, LLC Series BTH-33	8/23/2019	750,000	755,884	0.1
Monticello Funding, LLC Series BTH-34	1/2/2020	1,000,000	1,010,538	0.2
Monticello Funding, LLC Series BTH-37	11/18/2019	2,000,000	2,021,078	0.4
Monticello Funding, LLC Series BTH-38	3/19/2020	1,750,000	1,768,443	0.3
Monticello Funding, LLC Series BTH-39	2/28/2020	2,000,000	2,021,078	0.4
Monticello Funding, LLC Series BTH-41	3/9/2020	2,450,000	2,475,820	0.4
Monticello Funding, LLC Series BTH-43	3/27/2020	850,000	859,244	0.2
Monticello Structured Products, LLC Series MSP-12	12/12/2019	980,550	992,707	0.2
		13,356,162	13,510,513	2.4
Real Estate Equity
CX Station at Poplar Tent Depositor, LLC	8/28/2020	3,000,000	3,048,597	0.6
CX Station at Savannah Depositor, LLC	9/15/2020	1,900,000	1,930,070	0.3
		4,900,000	4,978,667	0.9
Royalties
Round Hill Music Carlin Coinvest, LP (e)	10/1/2017	929,104	1,131,207	0.2
Specialty Finance
CoVenture - Clearbanc Special Assets Fund LP (a)	3/12/2019	1,500,000	1,514,926	0.3
Upper90 ClearFund I, L.P. (a)	3/28/2019	2,388,494	2,460,884	0.4
		3,888,494	3,975,810	0.7
Transportation Finance
YS Vessel Deconstruction I (b)	8/26/2018	500,000	200,000	0.1
Total investments in special purpose vehicles		24,073,760	24,429,628	4.4

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2020 (Unaudited) (continued)

Investments in direct equities — 0.0%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Royalties
ARC Credit Facility - Warrants, due 9/25/2021 (b) (g)	10/3/2019	$0	$79,490	0.0%
Specialty Finance
Art Lending, Inc. (b) (g)	8/26/2020	0	91,139	0.0
P2Bi Holdings LLC (b) (g)	11/1/2019	22	118,390	0.0
		22	209,529	0.0
Total investments in direct equities		22	289,019	0.0

Shares	Investments in money market instruments — 18.1%
100,564,565	Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a) (f)	100,564,565	100,564,565	18.1
	Total investments in money market instruments	100,564,565	100,564,565	18.1

	Total Investments (cost $546,207,218)		$551,976,810	99.1
	Other assets less liabilities		4,776,338	0.9
	Net Assets		$556,753,148	100.0

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year. See Note 11.

(b)	Value was determined using significant unobservable inputs.

(c)	Variable rate security.

(d)	Variable maturity dates maturing through 11/27/2021.

(e)	100% of this special purpose vehicle is invested in one music catalog.

(f)	Rate listed is the 7-day effective yield at 10/31/20.

(g)	Non-income producing security.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Portfolio Allocation (Unaudited)
October 31, 2020

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Senior Credit Facilities	41.6%
Private Investment Companies	35.0%
Special Purpose Vehicles	4.4%
Short-Term Investments	18.1%
Total Investments	99.1%
Other assets less liabilities	0.9%
Total Net Assets	100.0%

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)

Assets
Investments, at fair value (cost $546,207,218)	$551,976,810
Cash	263,398
Cash deposited with broker for written options contracts	40
Receivable for Fund shares sold	910,246
Interest receivable	4,696,875
Prepaid expenses	188,231
Total Assets	557,955,600

Liabilities
Due to Investment Manager	439,069
Audit fees payable	122,613
Legal fees payable	50,952
Accounting and administration fees payable	42,509
Chief Compliance Officer fees payable	589
Custody fees payable	4,466
Interest received not yet earned	529,100
Other Liabilities	13,154
Total Liabilities	1,202,452

Net Assets	$556,753,148

Components of Net Assets:
Paid-in Capital (par value of $0.01 with an unlimited amount of shares authorized)	$555,962,357
Total distributable earnings	790,791
Net Assets	$556,753,148

Institutional Class Shares:
Net assets applicable to shares outstanding	$554,164,757
Shares of beneficial interest issued and outstanding	21,057,832
Net asset value per share	$26.32

Investor Class Shares:
Net assets applicable to shares outstanding	$2,588,391
Shares of beneficial interest issued and outstanding	98,334
Net asset value per share	$26.32

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Operations
For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income
Interest	$11,275,808
Distributions from private investment funds and special purpose vehicles	2,322,880
Total Investment Income	13,598,688

Expenses
Investment management fees	2,203,497
Accounting and administration fees	245,037
Legal fees	115,826
Audit fees	68,613
Transfer Agent fees	51,674
Blue sky fees	26,875
Custody fees	18,804
Trustee fees	15,554
Insurance fees	13,368
Chief Compliance Officer fees	7,314
12b-1 fees	3,217
Other expenses	39,098
Total expenses	2,808,877
Management fees recovered	401,308

Net Expenses, before revolving credit facility fees	3,210,185
Revolving credit facility fees	22,902

Net Expenses	3,233,087

Net Investment Income	10,365,601

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	95,061
Written options contracts	521,489
Net change in unrealized appreciation (depreciation) on:
Investments	2,786,731
Purchased options contracts	(88,856)
Written options contracts	(426,252)
Net change in unrealized appreciation (depreciation)	2,271,623
Net realized and unrealized gain (loss)	2,888,173

Net Increase in Net Assets resulting from Operations	$13,253,774

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statements of Changes in Shareholders’ Equity

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (decrease) in Net Assets from:
Operations:
Net investment income	$10,365,601	$10,433,897
Net realized gain (loss)	616,550	(528,580)
Net change in unrealized appreciation (depreciation)	2,271,623	2,110,962
Net increase in net assets resulting from operations	13,253,774	12,016,279

Distributions to Shareholders:
Distributions:	(13,729,939)	(13,317,984)
Total distributions to shareholders	(13,729,939)	(13,317,984)

Capital Share Transactions:
Institutional Class Shares
Net proceeds from shares sold:	194,428,827	336,535,264
Reinvestment of distributions:	2,248,800	3,440,930
Cost of shares repurchased:	(20,077,929)	(23,240,685)
Net increase in net assets from Institutional Class Shares capital transactions	176,599,698	316,735,509

Investor Class Shares
Net proceeds from shares sold:	216,252	2,892,241
Reinvestment of distributions:	10,655	19,140
Cost of shares repurchased:	(78,723)	(965,043)
Net increase in net assets from Investor Class Shares capital transactions	148,184	1,946,338

Net increase in net assets resulting from capital transactions	176,747,882	318,681,847

Total increase in net assets	176,271,717	317,380,142

Net Assets:
Beginning of period	380,481,431	63,101,289
End of period	$556,753,148	$380,481,431

Share Transactions:
Institutional Class Shares
Issued	7,361,396	12,671,652
Reinvested	85,728	130,846
Repurchased	(754,528)	(864,220)
Change in Institutional Class Shares	6,692,596	11,938,278
Investor Class Shares
Issued	8,150	109,175
Reinvested	406	728
Repurchased	(2,963)	(36,476)
Change in Investor Class Shares	5,593	73,427

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2020 (Unaudited)

Cash flows from operating activities:
Net Increase in net assets resulting from Operations	13,253,774
Adjustments to reconcile Net Increase in net assets resulting from Operations to net cash used in operating activities:
Net realized gain on:
Investments	(95,061)
Written options contracts	(521,489)
Net change in unrealized appreciation (depreciation) on investments
Investments	(2,786,731)
Purchased options contracts	88,856
Written options contracts	426,252
Purchases of long-term investments	(207,395,455)
Proceeds from long-term investments sold	101,984,515
Purchase of short-term investments, net	(68,508,018)
Changes in operating assets and liabilities:
Interest receivable	(2,422,892)
Investments sold	2,000,000
Other assets	(43,933)
Due to Investment Manager	161,912
Audit fees payable	68,613
Legal fees payable	7,983
Accounting and administration fees payable	10,425
Custody fees payable	2,979
Chief Compliance Officer fees payable	589
Interest received not yet earned	(138,587)
Other liabilities	(2,761)
Net cash used in operating activities	(163,909,029)

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	195,068,329
Payments for shares repurchased	(20,156,652)
Distributions to shareholders, net of reinvestments	(11,470,484)
Net cash provided by financing activities	163,441,193

Net Decrease in Cash and Restricted Cash	(467,836)

Cash and Restricted Cash:
Beginning of period	731,274
End of period (a)	263,438

(a)	Cash and restricted cash include cash and cash deposited with broker for written options contracts, as outlined further on the Statement of Assets and Liabilities.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $2,259,455.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Investor Class

Per share operating performance. For a capital share outstanding throughout each year/period.
	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019 [1]
Net asset value, beginning of year/period	$26.32	$25.80	$25.16
Income from Investment Operations:
Net investment income [2]	0.56	1.26	0.87
Net realized and unrealized gain (loss)	0.21	0.80	0.60
Total from investment operations	0.77	2.06	1.47

Less Distributions:
From net investment income	(0.77)	(1.54)	(0.83)
From net realized gains	–	–	–
Total distributions	(0.77)	(1.54)	(0.83)

Net asset value, end of year/period	$26.32	$26.32	$25.80

Total return [3]	3.26%[4]	8.14%	5.51%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,588	$2,441	$498

Ratio of expenses to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.47%[5]	1.78%	3.42%[5]
After fees waived/recovered [6]	1.64%[5]	1.75%	1.88%[5]
Ratio of expenses to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.46%[5]	1.73%	3.24%[5]
After fees waived/recovered [6]	1.63%[5]	1.70%	1.70%[5]
Ratio of net investment income to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	4.38%[5]	4.74%	5.33%[5]
After fees waived/recovered [6]	4.21%[5]	4.71%	6.87%[5]
Ratio of net investment income to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	4.39%[5]	4.76%	5.50%[5]
After fees waived/recovered [6]	4.22%[5]	4.79%	7.04%[5]

Portfolio turnover rate	26%[4]	21%	21%[4]

[1]	For the period October 31, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.

[2]	Based on average shares outstanding for the period.

[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.

[5]	Annualized.

[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies and special purpose vehicles valued at practical expedient in which the Fund invests.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class

Per share operating performance. For a capital share outstanding throughout each year/period.
	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019 [1]
Net asset value, beginning of year/period	$26.32	$25.79	$25.00
Income from Investment Operations:
Net investment income [2]	0.59	1.33	0.97
Net realized and unrealized gain (loss) on investments	0.21	0.79	0.69
Total from investment operations	0.80	2.12	1.66

Less Distributions:
From net investment income	(0.80)	(1.59)	(0.87)
From net realized gains	–	–	–
Total distributions	(0.80)	(1.59)	(0.87)

Net asset value, end of year/period	$26.32	$26.32	$25.79

Total return [3]	3.38%[4]	8.38%	6.29%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$554,165	$378,040	$62,603

Ratio of expenses to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.22%[5]	1.53%	3.05%[5]
After fees waived/recovered [6]	1.39%[5]	1.50%	1.60%[5]
Ratio of expenses to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.21%[5]	1.48%	2.90%[5]
After fees waived/recovered [6]	1.38%[5]	1.45%	1.45%[5]
Ratio of net investment income to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	4.63%[5]	4.96%	5.13%[5]
After fees waived/recovered [6]	4.46%[5]	4.99%	6.58%[5]
Ratio of net investment income to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	4.64%[5]	5.01%	5.28%[5]
After fees waived/recovered [6]	4.47%[5]	5.04%	6.73%[5]

Portfolio turnover rate	26%[4]	21%	21%[4]

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.

[2]	Based on average shares outstanding for the period.

[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies and special purpose vehicles valued at practical expedient in which the Fund invests.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund commenced operations on October 1, 2018 with Institutional class shares. Investor class shares were offered at a later date and commenced operations on October 31, 2018.

The Fund’s investment objective is to seek to provide a high level of current income by investing directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

Under the Distribution and Servicing Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares, (the “Distribution and Servicing Fee”) to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. There is no Distribution and Servicing Fee imposed on Institutional Class Shares.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

2. Accounting Policies (continued)

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the- counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any Underlying Fund, the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

2. Accounting Policies (continued)

earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2019 and 2020 returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2020.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

3. Principal Risks

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

3. Principal Risks (continued)

brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

3. Principal Risks (continued)

Coronavirus (COVID-19)

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally,

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

4. Fair Value of Investments (continued)

the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At October 31, 2020, the Fund had private investment companies of $85,251 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 0.5% -1.0% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the six months ended October 31, 2020, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient, while others are categorized in Level 3 of the fair value hierarchy.

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in senior credit facilities generally at cost although some are above or below cost as of October 31, 2020. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2020. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$—	$—	$85,251	$195,115,909	$195,201,160
Senior Credit Facilities	—	—	231,492,438	—	231,492,438
Special Purpose Vehicles	—	—	200,000	24,229,628	24,429,628
Direct Equities	—	—	289,019	—	289,019
Short-Term Investments	100,564,565	—	—	—	100,564,565
Total Investments	$100,564,565	$—	$232,066,708	$219,345,537	$551,976,810

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2020:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2020	$591,914	$139,297,036	$1,339,726	$197,879
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	—	1,196,233	200,000	91,140
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Purchases	—	167,296,398	—	—
Sales	(506,663)	(76,297,229)	(1,339,726)	—
October 31, 2020	$85,251	$231,492,438	$200,000	$289,019

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2020.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$85,251	Income Approach	Interest rate	11.00%
Senior Credit Facilities	231,492,438	Cost	Recent transaction price	N/A
Special Purpose Vehicles	200,000	Cost	Recent transaction price	N/A
Direct Equities	289,019	Discounted Cash Flow	Discount Rate	15.0% - 30.0%

5. Derivative and Hedging Disclosure

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts for the six months ended October 31, 2020.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Operations is presented in the tables below. The fair values of derivative instruments as of October 31, 2020, by risk category are as follows:

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

5. Derivative and Hedging Disclosure (continued)

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2020, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$—	$521,489
Total	$—	$521,489

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(88,856)	$(426,252)	$(515,108)
Total	$(88,856)	$(426,252)	$(515,108)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2020, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,820,444
Options Contracts - Written	Average Notional Value	$(3,844,712)

6. Capital Stock

The Fund has been granted exemptive relief by the Securities and Exchange Commission permitting the Registrant to offer multiple classes of shares of beneficial interest. The Fund offers two separate classes of shares of beneficial interest (“Shares”) designated as Institutional Class (“Institutional Class Shares”) and Investor Class (“Investor Class Shares”). Institutional Class Shares and Investor Class Shares are subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Institutional Class Shares by any investor is $1 million and the minimum initial investment in Investor Class Shares by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Neither Investor Class Shares nor Institutional Class Shares are subject to any initial sales charge.

Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

6. Capital Stock (continued)

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	May 4, 2020	August 4, 2020
Repurchase Request Deadline	June 15, 2020	September 15, 2020
Repurchase Pricing date	June 15, 2020	September 15, 2020

Net Asset Value as of Repurchase Offer Date
Institutional Class	$26.63	$26.55
Investor Class	$26.63	$26.55

Amount Repurchased
Institutional Class	$15,053,644	$5,024,285
Investor Class	$23,941	$54,782

Percentage of Outstanding Shares Repurchased
Institutional Class	3.80%	0.97%
Investor Class	0.93%	2.12%

7. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis, calculated daily and payable monthly in arrears, of the Fund’s “Managed Assets.” “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class Shares and Institutional Class Shares, respectively (the “Expense Limit”).

For the six months ended October 31, 2020, the Investment Manager has fully recovered all of its previously waived fees totaling $401,308. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

7. Investment Management and Other Agreements (continued)

Expense Limitation. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2021 and will automatically renew for consecutive one-year terms thereafter. This agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

The Fund has adopted a Distribution and Service Plan which allows the Fund to pay distribution and servicing fees for the sale and servicing of its Investor Class Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares (the “Distribution and Servicing Fee”) to the Fund’s Distributor and/or other qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan, which, pursuant to the conditions of a pending exemptive order issued by the SEC, has been adopted by the Fund with respect to Investor Class Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. Institutional Class Shares are not subject to the Distribution and Servicing Fee.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.

The Fund has retained an Administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A trustee and certain officers of the Fund are employees of the Investment Manager and the Administrator. The Fund does not compensate trustees or officers affiliated with the Fund’s Investment Manager or Administrator. For the six months ended October 31, 2020, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$546,207,218
Gross unrealized appreciation	$18,657,910
Gross unrealized depreciation	$(12,888,318)
Net unrealized appreciation on investments	$5,769,592

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

8. Federal Income Taxes (continued)

As of October 31, 2020, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	5,769,592
Total distributable earnings	$5,769,592

The tax character of distributions paid during the tax years ended October 31, 2020 and October 31, 2019 were as follows:

	2020	2019
Distribution paid from:
Ordinary income	$10,043,592	$3,755,000
Net long-term capital gains	621,856	289,239
Return of capital	12,564,056	1,004,393
Total distributions paid	$23,229,504	$5,048,632

9. Investment Transactions

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments, were $207,682,023 and $101,984,515, respectively.

10. Credit Facility

The Fund maintains a credit facility (the “Revolving Credit Facility” or “Facility”) with a maximum borrowing amount of 10% of eligible assets under management (“AUM”) up to $15,000,000. When in use, the Facility is secured by certain underlying investments of the Fund. The Facility bears an interest rate of Prime (3.25% as of October 31, 2020). Interest and fees incurred for the six months ended October 31, 2020 are disclosed in the accompanying Statement of Operations. For the six months ended October 31, 2020, the Fund did not utilize the Facility. The Facility matures on March 10, 2021. At October 31, 2020, the principal balance outstanding was $0.

11. New Accounting Pronouncement

On August 28, 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

12. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Variant Alternative Income Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business September 28, 2018.

Assets:
Investments at Cost	$21,099,144
Investments at Value	21,406,197
Cash	3,424,801
Interest Accrued	387,807
Miscellaneous Assets	11,931
Total Assets	25,230,736
Liabilities:
Management Fees Payable	47,756
Other Payable	96,516
Total Liabilities	144,272
Net Assets:	$25,086,464

1,003,458.564 Institutional shares were issued with an initial NAV of $25.00.

13. Commitments

Senior credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of October 31, 2020, the Fund had unfunded loan commitments to senior credit facilities of $88,979,539.

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2020:

Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Aero Capital Solutions Fund, LP	Private LPs (2)	$2,887,987	$656,479	None	N/A
Aero Capital Solutions Fund II, LP	Private LPs (2)	32,051,106	7,079,251	None	N/A
American Rivers Fund, LLC	Private LPs (2)	6,231,279	1,774,711	Annually (December)	31 day redemption notice after a 36 month lock up period
Armadillo Financial Fund LP	Private LPs (1)	86,698	—	None	N/A
Bay Point Capital Partners II, LP	Private LPs (4)	17,338,135	—	Quarterly	30 days written notice after 12 months from the origination date of each contribution
Blackrock Special Credit Opportunities, L.P. - Series C and Subsidiary - Series C	Private LPs (1)	294,101	236,069	None	N/A
Blue Elephant Financing Fund I, L.P.	Private LPs (7)	1,911,544	—	None	N/A
CoVenture - Clearbanc Special Assets Fund LP	SPVs (7)	1,514,926	—	Quarterly	N/A

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
CoVenture Credit Opportunities Partners Fund LP	Private LPs (7)	$1,956,686	$18,062,985	Quarterly	90 day notice after a 12 month lock up
CoVenture No. 1 Credit Opportunity Fund LP	Private LPs (7)	1,012,220	—	Quarterly	90 day notice after the end of any calendar quarter; 36 month lock up
CoVenture Vantage Credit Opportunities Fund LP	Private LPs (7)	1,777,532	1,250,940	Quarterly	N/A
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary	Private LPs (3)	966,855	647,116	None	N/A
Crestline Praeter, L.P. - Zoom	Private LPs (6)	1,121,764	2,985,149	None	N/A
CX Station at Poplar Tent Depositor, LLC	SPVs (5)	3,048,597	—	None	N/A
CX Station at Savannah Depositor, LLC	SPVs (5)	1,930,070	—	None	N/A
DelGatto Diamond Finance Fund QP, LP	Private LPs (7)	12,032,914	—	Monthly	At least a 90 day notice. Redemptions with 1 year of subscription results in a 5% penalty
Highcrest Private Credit Income Fund, L.P.	Private LPs (7)	3,885,875	—	Monthly	At least a 35 day notice
Highcrest Private Credit Income Fund, L.P. - Set Aside Account	Private LPs (7)	2,781,521	—	None	N/A
Hudson Transport Real Asset Fund LP	Private LPs (2)	1,501,734	—	Quarterly	90 day notice after a 24 month lock up
Marathon Structured Product Strategies Fund, LP	Private LPs (1)	1,066,581	15,000	None	N/A
Monticello Structured Products, LLC Series MSP-12	SPVs (4)	992,707	47,235	None	N/A
Monticello Funding, LLC Series BTH-3	SPVs (4)	120,873	41,246	None	N/A
Monticello Funding, LLC Series BTH-11	SPVs (4)	252,640	—	None	N/A
Monticello Funding, LLC Series BTH-13	SPVs (4)	157,644	—	None	N/A
Monticello Funding, LLC Series BTH-16	SPVs (4)	252,635	8,043	None	N/A
Monticello Funding, LLC Series BTH-20	SPVs (4)	13,503	7,689	None	N/A
Monticello Funding, LLC Series BTH-25	SPVs (4)	303,156	—	None	N/A
Monticello Funding, LLC Series BTH-30	SPVs (4)	202,108	—	None	N/A
Monticello Funding, LLC Series BTH-31	SPVs (4)	303,162	—	None	N/A
Monticello Funding, LLC Series BTH-33	SPVs (4)	755,884	—	None	N/A

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Monticello Funding, LLC Series BTH-34	SPVs (4)	$1,010,538	$—	None	N/A
Monticello Funding, LLC Series BTH-37	SPVs (4)	2,021,078	—	None	N/A
Monticello Funding, LLC Series BTH-38	SPVs (4)	1,768,443	291	None	N/A
Monticello Funding, LLC Series BTH-39	SPVs (4)	2,021,078	—	None	N/A
Monticello Funding, LLC Series BTH-41	SPVs (4)	2,475,820	—	None	N/A
Monticello Funding, LLC Series BTH-43	SPVs (4)	859,244	—	None	N/A
Montreux Healthcare Fund PLC	Private LPs (5)	36,680,094	—	Quarterly	At least a 12 month notice
North Haven Offshore Infrastructure Partners A L.P.	Private LPs (1)	1,615,717	554,165	None	N/A
Oak Harbor Capital NPL VII, LLC	Private LPs (4)	11,714,184	—	None	N/A
OHP II LP	Private LPs (7)	8,928,311	—	None	N/A
Palmer Square Senior Loan Fund, LLC	Private LPs (8)	265,223	—	Quarterly	30 day notice
Primary Wave Music IP Fund 1, LP	Private LPs (9)	1,502,596	157,760	None	N/A
Prime Storage Fund II (Cayman), LP	Private LPs (5)	1,245,094	176,016	None	N/A
PWP Asset Based Income ASP Fund	Private LPs (1)	990,399	67,483	None	N/A
Round Hill Music Carlin Coinvest, LP	SPVs (9)	1,131,207	—	None	N/A
Series 4 - Virage Capital Partners LP	Private LPs (3)	1,689,458	—	None	N/A
Series 6 - Virage Capital Partners LP	Private LPs (3)	16,884,543	—	None	N/A
Thor Urban Property Fund II Liquidating Trust	Private LPs (1)	3,410,011	2,228,329	None	N/A
Turning Rock Fund I LP	Private LPs (7)	6,303,248	4,004,630	None	N/A
Upper90 ClearFund I, L.P.	SPVs (7)	2,460,884	—	None	N/A
Virage Recovery Fund LP	Private LPs (10)	14,982,499	—	None	N/A
YS CF LawFF VII LLC	SPVs (3)	633,431	—	None	N/A
Total		$219,345,537	$40,000,587

[1]	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

[2]

Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.

[3]

Private partnerships and special purpose vehicles in litigation finance. These strategies consists of loans to law firms backed by the expected value of contingency fees received from future case settlements.

[4]	Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.

[5]	Real estate equity partnerships that consists of equity investments backed by commercial real estate.

[6]	Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2020 (Unaudited) (continued)

13. Commitments (continued)

in a private investment vehicle.

[7]

Private partnerships that are in specialty finance investments. Such partnerships invests in institutional loan to a non-bank, private lender, which uses the capital to make loans in their particular vertical.

[8]	A warehouse facility is an institutional loan to a pool of assets where the underlying collateral is expected to only stay in the pool for a short period of time.

[9]

Private partnerships and special purpose vehicles that invests in and/or purchases royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.

[10]	Private partnership that invests in insurance receivables. The investment is backed by the recovery of conditional payments advanced by Medicare Advantage Organizations.

14. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Variant Alternative Income Fund

Other Information
October 31, 2020 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at (877) 770-7717 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov.

Approval of Investment Management Agreement

At a meeting of the Board of Trustees of the Fund (the “Board”) held on June 3-4, 2020, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund (the “Agreement”).

In advance of the June 3-4, 2020 meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the June 3-4, 2020 meeting was held by videoconference.

The Board engaged in a detailed discussion of the material with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had strong performance against its peers for the quarter and year ended March 31, 2020.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds. The Board noted that advisory fee was below the median of the peer group and the total expense ratio was higher than the median of the peer group, but below the highest expense ratio of the peer group. The Board also noted that the Investment Manager

Variant Alternative Income Fund

Other Information
October 31, 2020 (Unaudited)

has contractually agreed to limit total annual operating expenses if assets decline and do not support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Agreement. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s increasing current size, the Fund is beginning to achieve economies of scale.

Profitability of Investment Manager and Sub-Adviser

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager does not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Agreement.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 4, 2021

By (Signature and Title)*		/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	January 7, 2021

*	Print the name and title of each signing officer under his or her signature.